Current and long-term debt - 2019 DNB / GIEK credit facility (Details)	1 Months Ended			12 Months Ended
	Mar. 31, 2020 USD ($)	Nov. 30, 2019 USD ($) vessel	Aug. 31, 2018	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,415,326,000	$ 2,541,678,000
Minimum ratio for fair value of vessels			115.00%
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings				3,070,271,000	3,145,623,000
Commercial bank tranche | London Interbank Offered Rate LIBOR plus margin
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.50%
DNB / GIEK credit facility 2019
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 55,500,000
Number of credit facilities | vessel		2
Periodic borrowing payment amount		$ 1,800,000
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Borrowings, Financial Covenants, Minimum Threshold For Fair Market Value Of Ships As Percentage Of Principal Amount, Period One		130.00%
Borrowings, Financial Covenants, Minimum Threshold For Fair Market Value Of Ships As Percentage Of Principal Amount, Period Two		135.00%
DNB / GIEK credit facility 2019 | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000
DNB / GIEK credit facility 2019 | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		250,000
DNB / GIEK credit facility 2019 (ECA facility)
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 47,200,000
GIEK tranche | London Interbank Offered Rate LIBOR plus margin
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.50%
2019 DNB / GIEK Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings				52,563,000	$ 45,450,000
GIEK tranche | DNB / GIEK credit facility 2019
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 41,600,000
Commercial bank tranche | DNB / GIEK credit facility 2019
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		5,600,000
Commercial facility | DNB / GIEK credit facility 2019
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 8,300,000
KEXIM Credit Facility | DNB / GIEK credit facility 2019 | STI Slone
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 31,900,000
Repayments of borrowings	$ 17,400,000
KEXIM Credit Facility | DNB / GIEK credit facility 2019 | STI Cordetti
Disclosure of detailed information about borrowings [line items]
Borrowings				23,700,000
Repayments of borrowings				$ 15,900,000